ACQUISITION (Details) - USD ($) $ in Thousands		Dec. 01, 2014	Jun. 30, 2015
Liabilities
Goodwill		$ 2,593	$ 2,593
As recorded by Stephens Federal | Stephens Federal
Assets
Cash and cash equivalents		24,079
Securities available-for-sale		2,720
Loans		103,166
Mortgage loans held for sale		572
Premises and equipment, net		5,308
Real estate owned, net		6,198
Accrued interest receivable		376
Restricted equity securities		$ 143
Core deposit intangible
Loan servicing rights		$ 1,409
Other assets		141
Total assets acquired		144,112
Liabilities
Deposits		139,160
Other liabilities		1,035
Total liabilities assumed		$ 140,195
Initial Fair Value and Other Adjustments | Stephens Federal
Assets
Cash and cash equivalents
Securities available-for-sale
Loans	[1]	$ (6,742)
Mortgage loans held for sale
Premises and equipment, net	[2]	$ (1,324)
Real estate owned, net	[3]	$ (2,806)
Accrued interest receivable
Restricted equity securities
Core deposit intangible
Loan servicing rights	[4]	$ (40)
Other assets	[5]	4,091
Total assets acquired		(6,821)
Liabilities
Deposits	[6]	$ 54
Other liabilities
Total liabilities assumed		$ 54
Subsequent Fair Value and Other Adjustments | Stephens Federal
Business Acquisition [Line Items]
Common stock at $18.95 per share, 36,945 shares
Assets
Cash and cash equivalents
Securities available-for-sale
Loans	[7]	$ (962)
Mortgage loans held for sale
Premises and equipment, net
Real estate owned, net
Accrued interest receivable
Restricted equity securities
Core deposit intangible	[8]	$ 959
Loan servicing rights
Other assets	[9]	$ 975
Total assets acquired		$ 972
Liabilities
Deposits
Other liabilities	[10]	$ (93)
Total liabilities assumed		(93)
Net liabilities assumed		1,065
Goodwill	[11]	(1,065)
As Recorded by the Company | Stephens Federal
Business Acquisition [Line Items]
Common stock at $18.95 per share, 36,945 shares		700
Assets
Cash and cash equivalents		24,079
Securities available-for-sale		2,720
Loans		95,462
Mortgage loans held for sale		572
Premises and equipment, net		3,984
Real estate owned, net		3,392
Accrued interest receivable		376
Restricted equity securities		143
Core deposit intangible		959
Loan servicing rights		1,369
Other assets		5,207
Total assets acquired		138,263
Liabilities
Deposits		139,214
Other liabilities		942
Total liabilities assumed		140,156
Net liabilities assumed		(1,893)
Goodwill		$ 2,593

[1]	The net fair value adjustment includes a total gross fair value adjustment of $8,892 to the unpaid principal balances of loans acquired, net of the existing allowance of $1,979 and deferred loans fees of $171. The gross fair value adjustment includes both credit, interest and liquidity components that comprise the entire discount. The fair value adjustment related to purchased credit impaired ("PCI") loans was $6,676, and the fair value adjustment on purchased performing loans was $2,216. Based on an evaluation of the expected future cash flows for PCI loans, the accretable difference expected to be recognized into income as a yield adjustment on loans was $642. The entire discount on purchased performing loans will be accreted to income on a level-yield basis over each loan's contractual life.
[2]	Premises and equipment were adjusted to reflect recently appraised values of the land and buildings for each branch acquired and the Company's estimates of the fair value of furniture, fixtures and equipment.
[3]	The net adjustment reflects the fair value of real estate properties, less estimated costs to sell.
[4]	The adjustment reflects the fair value of loan servicing rights based upon the net present value of future servicing cash flows net of costs.
[5]	Represents adjustments in the net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other deferred tax items. The fair value adjustment of the net deferred tax asset assumes an effective tax rate of approximately 36%.
[6]	The value adjustment to time deposits reflecting the differences in the contractual interest rates and those currently offered. The premium will be amortized into interest expense over a 3.7 year life using the straight line method.
[7]	Additional loans were identified as PCI, resulting in a net $575 increase in the fair value discount of those loans. Additionally, fair value estimates were updated on certain loans, increasing the fair value discount approximately $387. The total fair value adjustment on PCI loans was $7,638. The final adjusted accretable difference expected to be recognized into income was $618.
[8]	The value for the core deposit intangible at December 31, 2014.
[9]	Change in other assets of $699 relates to changes in deferred taxes associated with the fair value discounts on PCI loans and a $276 increase in deferred tax assets resulting from a change in the income tax rate used to calculate the initial deferred taxes from 36.0% to 38.0%.
[10]	This adjustment represents an adjustment to amounts determined to be over accrued by Stephens Federal for FDIC premiums owed.
[11]	Changes to goodwill are a direct result of the adjustments to net assets acquired.